CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,866,000	$ 4,617,000
Bank deposits	160,000
Trade receivables	5,350,000	2,539,000
Prepaid expenses and other receivables	1,010,000	1,104,000
Inventory	3,169,000	3,651,000
Total current assets	12,555,000	11,911,000
NON-CURRENT ASSETS:
Restricted cash		148,000
Fixed assets	126,000	135,000
Right-of-use assets	163,000	302,000
Intangible assets	5,531,000	5,547,000
Total non-current assets	5,820,000	6,132,000
TOTAL ASSETS	18,375,000	18,043,000
CURRENT LIABILITIES:
Account payable	835,000	1,168,000
Lease liabilities	214,000	353,000
Allowance for deductions from revenue	10,541,000	9,288,000
Derivative financial instruments	11,000	1,421,000
Accrued expenses and other current liabilities	10,686,000	9,993,000
Total current liabilities	22,287,000	22,223,000
NON-CURRENT LIABILITIES:
Lease liabilities		3,000
Royalty obligation	500,000	500,000
Total non-current liabilities	500,000	503,000
TOTAL LIABILITIES	22,787,000	22,726,000
EQUITY (CAPITAL DEFICIENCY):
Ordinary shares	63,404,000	35,036,000
Additional paid-in capital	350,303,000	375,082,000
Accumulated deficit	(418,119,000)	(414,801,000)
TOTAL EQUITY (CAPITAL DEFICIENCY)	(4,412,000)	(4,683,000)
TOTAL LIABILITIES AND EQUITY (CAPITAL DEFICIENCY)	$ 18,375,000	$ 18,043,000